Related Party Information - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FCA
Related Party Transaction [Line Items]
Net sales	$ 415	$ 599	$ 719
Cost of goods sold	269	212	319
Selling, general and administrative expenses	138	127	147
Trade receivables	4	8
Trade payables	72	85
Subsidiaries and Affiliates
Related Party Transaction [Line Items]
Net sales	1,097	1,076	911
Cost of goods sold	518	412	$ 514
Trade receivables	16	170
Trade payables	$ 129	$ 98